UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  March 31, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Furlong
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Furlong         Atlanta, Georgia       03/31/2012

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:   159,841
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Ishares Russell 1000 Growth    COM       464287614   1869   28278     sh           sole                28278
Ishares Russell 1000 Value     COM       464287598   1728   24654     sh           sole                24654
Ishares Russell 3000 Index     COM       464287689    356    4271     sh           sole                 4271
Ishares S & P 500 Index        COM       464287200    643    4555     sh           sole                 4555
Ishares Tr S&P 500 Barra       COM       464287408    281    4332     sh           sole                 4332
SPDR DJ Wilshire Large Cap Gro COM       78464A409  61395  940286     sh           sole               940286
Ishares Russell Mid Cap Growth COM       464287481    673   10699     sh           sole                10699
Ishares Russell Midcap         COM       464287473     37     776     sh           sole                  776
Ishares S&P MidCap 400 Barra   COM       464287606  23935  212872     sh           sole               212872
Ishares S&P MidCap 400 Index   COM       464287507     63     630     sh           sole                  630
Ishares International Small    COM       78463X871     51    1769     sh           sole                 1769
Ishares Tr S&P Muni Fund       COM       464288158     52     492     sh           sole                  492
Ishares Russell 2000           COM       464287655   7142   86244     sh           sole                86244
Ishares Tr Russell             COM       464287648    693    7270     sh           sole                 7270
SPDR DJ Wilshire Small Cap Gr  COM       78464A201  24727  198833     sh           sole               198833
Ishares Russell 2000 Value     COM       464287630    659    9031     sh           sole                 9031
Vanguard Intl Eqty Index       COM       922042775    185    4181     sh           sole                 4181
Ishares MSCI ACWI Index        COM       464288257    172    3636     sh           sole                 3636
Ishares MSCI EAFE Index        COM       464287465  32509  592254     sh           sole               592254
Ishares MSCI Emrg Mkt Fund     COM       464287234    317    7370     sh           sole                 7370
Ishares TRUST                  COM       464288273    647   16132     sh           sole                16132
DJ Wilshrie REIT               COM       78464A607    636    8984     sh           sole                 8984
Ishares International REIT     COM       78463X863    590   16021     sh           sole                16021
Ishares TrCohen & Steer        COM       449243104      5      60     sh           sole                   60
Ishares Tr Lehiman Bd Fd       COM       464287226     49     442     sh           sole                  442
Ishares TRUST                  COM       464288414    427    3900     sh           sole                 3900


